Employees - Summary of Movements in Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 287	€ (196)
Current service cost	(228)	(223)
Special termination benefits	15	37	€ 5
Past service costs including losses/(gains) on curtailments	18	20
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	246
Actuarial gains/(losses) arising from changes in financial assumptions	342	(1,414)
Actuarial gain/(loss) arising from experience adjustments	126	(78)
Benefit payments	0	0
Other	1	(18)
Currency retranslation	127	78
Net defined benefit liability (asset)	2,993	287	(196)
Liabilities
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(23,719)	(23,922)
Current service cost	(228)	(223)
Special termination benefits	(15)	(37)
Past service costs including losses/(gains) on curtailments	18	20
Settlements	1	74
Interest income	(354)	(445)
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	246
Actuarial gains/(losses) arising from changes in financial assumptions	342	(1,414)
Actuarial gain/(loss) arising from experience adjustments	126	(78)
Benefit payments	1,135	1,140
Other	48	(38)
Currency retranslation	(1,000)	958
Net defined benefit liability (asset)	(23,650)	(23,719)	(23,922)
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,351	1,121
Current service cost	(127)	(114)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	(1)	17
Actuarial gains/(losses) arising from changes in demographic assumptions	(2)	(1)
Actuarial gains/(losses) arising from changes in financial assumptions	225	(806)
Actuarial gain/(loss) arising from experience adjustments	95	(67)
Benefit payments	0	0
Other	0	2
Currency retranslation	126	(36)
Net defined benefit liability (asset)	2,879	1,351	1,121
UK | Liabilities
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(11,148)	(11,001)
Current service cost	(127)	(114)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	(1)	17
Settlements	0	0
Interest income	(161)	(208)
Actuarial gains/(losses) arising from changes in demographic assumptions	(2)	(1)
Actuarial gains/(losses) arising from changes in financial assumptions	225	(806)
Actuarial gain/(loss) arising from experience adjustments	95	(67)
Benefit payments	501	467
Other	0	(44)
Currency retranslation	(835)	609
Net defined benefit liability (asset)	(11,453)	(11,148)	(11,001)
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	527	425
Current service cost	(4)	(3)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Actuarial gains/(losses) arising from changes in demographic assumptions	(6)	245
Actuarial gains/(losses) arising from changes in financial assumptions	(23)	(354)
Actuarial gain/(loss) arising from experience adjustments	32	(6)
Benefit payments	0	0
Other	0	(3)
Currency retranslation	0	0
Net defined benefit liability (asset)	1,162	527	425
The Netherlands | Liabilities
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(5,060)	(5,097)
Current service cost	(4)	(3)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Interest income	(35)	(55)
Actuarial gains/(losses) arising from changes in demographic assumptions	(6)	245
Actuarial gains/(losses) arising from changes in financial assumptions	(23)	(354)
Actuarial gain/(loss) arising from experience adjustments	32	(6)
Benefit payments	159	166
Other	0	44
Currency retranslation	0	0
Net defined benefit liability (asset)	(4,937)	(5,060)	(5,097)
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,591)	(1,742)
Current service cost	(97)	(106)
Special termination benefits	15	37
Past service costs including losses/(gains) on curtailments	19	3
Actuarial gains/(losses) arising from changes in demographic assumptions	4	2
Actuarial gains/(losses) arising from changes in financial assumptions	140	(254)
Actuarial gain/(loss) arising from experience adjustments	(1)	(5)
Benefit payments	0	0
Other	1	(17)
Currency retranslation	1	114
Net defined benefit liability (asset)	(1,048)	(1,591)	(1,742)
Rest of world | Liabilities
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(7,511)	(7,824)
Current service cost	(97)	(106)
Special termination benefits	(15)	(37)
Past service costs including losses/(gains) on curtailments	19	3
Settlements	1	74
Interest income	(158)	(182)
Actuarial gains/(losses) arising from changes in demographic assumptions	4	2
Actuarial gains/(losses) arising from changes in financial assumptions	140	(254)
Actuarial gain/(loss) arising from experience adjustments	(1)	(5)
Benefit payments	475	507
Other	48	(38)
Currency retranslation	(165)	349
Net defined benefit liability (asset)	€ (7,260)	€ (7,511)	€ (7,824)